INCOME TAXES - DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DTAs:
Policyholder reserves	$ 7.8	$ 16.3
Investments	0.5	0.3
Deferred acquisition costs	39.7	31.3
Nonadmitted	1.1	0.9
Net loss carry-forward	23.5	3.3
Tax credit carry-forward	1.8	1.8
Other (including items 5% of total ordinary tax assets)	0.5	0.4
Total gross DTAs	74.9	54.3
Nonadmitted DTAs	51.6	24.0
Admitted DTAs	23.3	30.3
DTLs:
Investments	(5.1)	(3.2)
Deferred and uncollected premium	(0.4)	(1.0)
Policyholder reserves	(3.4)	(15.6)
Other (including items 5% of total ordinary tax assets)	(0.1)	0.0
Total DTLs	(9.0)	(19.8)
DTAs, Changes:
Policyholder reserves	(8.5)
Investments	0.2
Deferred acquisition costs	8.4
Nonadmitted	0.2
Net loss carry-forward	20.2
Tax credit carry-forward	0.0
Other (including items 5% of total ordinary tax assets)	0.1
Total gross DTAs	20.6
Nonadmitted DTAs	27.6
Admitted DTAs	(7.0)
DTLs, Changes
Investments	(1.9)
Deferred and uncollected premium	0.6
Policyholder reserves	12.2
Other (including items 5% of total ordinary tax assets)	(0.1)
Total DTLs	10.8
Net admitted deferred tax assets	14.3	10.5
Net admitted (DTL)/DTA	3.8
Ordinary
DTAs:
Policyholder reserves	7.8	16.3
Investments	0.0
Deferred acquisition costs	39.7	31.3
Nonadmitted	1.1	0.9
Net loss carry-forward	21.9	3.3
Tax credit carry-forward	1.8	1.8
Other (including items 5% of total ordinary tax assets)	0.5	0.4
Total gross DTAs	72.8	54.0
Nonadmitted DTAs	49.5	23.7
Admitted DTAs	23.3	30.3
DTLs:
Investments	0.0	0.0
Deferred and uncollected premium	(0.4)	(1.0)
Policyholder reserves	(3.4)	(15.6)
Other (including items 5% of total ordinary tax assets)	(0.1)	0.0
Total DTLs	(3.9)	(16.6)
DTAs, Changes:
Policyholder reserves	(8.5)
Investments	0.0
Deferred acquisition costs	8.4
Nonadmitted	0.2
Net loss carry-forward	18.6
Tax credit carry-forward	0.0
Other (including items 5% of total ordinary tax assets)	0.1
Total gross DTAs	18.8
Nonadmitted DTAs	25.8
Admitted DTAs	(7.0)
DTLs, Changes
Investments	0.0
Deferred and uncollected premium	0.6
Policyholder reserves	12.2
Other (including items 5% of total ordinary tax assets)	(0.1)
Total DTLs	12.7
Net admitted deferred tax assets	19.4	13.7
Net admitted (DTL)/DTA	5.7
Capital
DTAs:
Policyholder reserves	0.0	0.0
Investments	0.5	0.3
Deferred acquisition costs	0.0	0.0
Nonadmitted	0.0	0.0
Net loss carry-forward	1.6	0.0
Tax credit carry-forward	0.0	0.0
Other (including items 5% of total ordinary tax assets)	0.0	0.0
Total gross DTAs	2.1	0.3
Nonadmitted DTAs	2.1	0.3
Admitted DTAs	0.0	0.0
DTLs:
Investments	(5.1)	(3.2)
Deferred and uncollected premium	0.0	0.0
Policyholder reserves	0.0	0.0
Other (including items 5% of total ordinary tax assets)	0.0	0.0
Total DTLs	(5.1)	(3.2)
DTAs, Changes:
Policyholder reserves	0.0
Investments	0.2
Deferred acquisition costs	0.0
Nonadmitted	0.0
Net loss carry-forward	1.6
Tax credit carry-forward	0.0
Other (including items 5% of total ordinary tax assets)	0.0
Total gross DTAs	1.8
Nonadmitted DTAs	1.8
Admitted DTAs	0.0
DTLs, Changes
Investments	(1.9)
Deferred and uncollected premium	0.0
Policyholder reserves	0.0
Other (including items 5% of total ordinary tax assets)	0.0
Total DTLs	(1.9)
Net admitted deferred tax liabilities	(5.1)	$ (3.2)
Net admitted (DTL)/DTA	$ (1.9)